Document and Entity Information	Jul. 28, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity File Number	1-33891
Entity Registrant Name	ORION GROUP HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0097459
Entity Address, Address Line One	12000 Aerospace
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77034
City Area Code	713
Local Phone Number	852-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ORN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001402829
Amendment Flag	false